Investments in Equity and Cost Method Investees	12 Months Ended
Dec. 31, 2010
Investments in Equity and Cost Method Investees [Abstract]
INVESTMENTS IN EQUITY AND COST METHOD INVESTEES
14. INVESTMENTS IN EQUITY AND COST METHOD INVESTEES
Investments accounted for under the equity method
The following table includes the Group’s carrying amount and percentage ownership of the investments in equity investees accounted for under the equity method at December 31, 2010 and the carrying amount at December 31, 2009 and 2010:

	December 31,	December 31,
	2009	2010
	RMB	RMB	Effective
			percentage
			ownership

Dalian King-Dian Network Development Co., Ltd. (“King-Dian”)	10,000,000	9,845,953	20.00%
Beijing Jinjiang Networking Technology Co., Ltd. (“Jinjiang”)	8,776,740	12,801,372	50.00%
Shanghai Xunshi Networking Technology Co., Ltd. (“Xunshi”)	2,223,247	551,646	39.05%
Anipark Co., Ltd. (“Anipark”)	6,750,316	3,023,689	9.21%
Huaian Shibo Numeral Technology Co., Ltd.(“Huaian Shibo”)	3,655,413	3,275,363	45.00%
Shanghai Shanda Modern Family Magazine Co., Ltd (“Shanda Family”)	3,241,314	3,517,467	49.00%
Hangzhou Aodian Technology Co., Ltd. (“Aodian”)	624,000	254,400	20.00%
Shanghai Shengguang Networking Technology Co., Ltd. (“Shengguang”)	913,225	679,822	39.05%
Shanghai Orient Youth Culture Co., Ltd. (“Orient Youth”)	97,207	46,163	30.00%
Shanghai Guangyu Networking Technology Co., Ltd. (“Guangyu”)	2,000,000	—	—
Shanghai Gewa Business info consulting Co., Ltd. (“Gewa”)	1,883,053	2,268,919	47.00%
Chengdu Yunduan Networking Technology Co., Ltd. (“Yunduan”)	2,550,000	4,040,297	20.00%
Hangzhou Miusike Networking Technology Co., Ltd. (“Miusike”)	—	14,582,479	26.00%
Beijing Jietong Wuxian Networking Technology Co., Ltd. (“Jietong”)	—	26,757,594	30.00%
Beijing Wende Zhiyuan Culture Communication Co. Ltd. (“Wende”)	—	17,642,910	43.00%
Hangzhou Soushi Networking Co., Ltd. (“Soushi”)	—	25,000,000	32.00%
Chengdu Ledong Information Technology Co., Ltd. (“Ledong”)	—	22,000,000	34.00%

	December 31,	December 31,
	2009	2010
	RMB	RMB	Effective
			percentage
			ownership

Beijing Yicheng Tianxia Technology Co., Ltd. (“Yicheng”)	—	7,841,776	28.84%
Chengdu Awata Network Technology Co., Ltd. (“Awata”)	—	5,000,000	14.42%
Shanghai Maishi Information Technology Co., Ltd. (“Maishi”)	—	5,228,558	14.42%
Shijiazhuang Hailan Online Game Development Co., Ltd. (“ Hailan”)	—	3,661,050	14.42%
Shanghai Lantian Information Technology Co., Ltd. (“Lantian”)	—	2,866,012	16.22%
Beijing Jimu Huanshuo Technology Co., Ltd. (“Jimu”)	—	5,000,000	30.00%
Beijing Chuangye Weilai Technology Co., Ltd. (“Chuangye Weilai”)	—	9,565,235	30.00%
Shengzhen Juling Info Technology Co., Ltd. (“Juling”)	—	4,000,000	30.00%
Hangzhou Xuecheng Networking Technology Co., Ltd. (“Xuecheng”)	—	2,829,784	30.00%
Ningbo Wanglian Networking Co., Ltd (“Wanglian”)	—	2,531,134	35.00%
Shanghai Fanghezi Business Co., Ltd. (“Fanghezi”)	—	2,528,884	35.00%
Shanghai Shimai Networking Technology Co., Ltd. (“Shimai”)	—	2,203,066	25.00%
Shanghai Sheshou Info Technology Co., Ltd. (“Sheshou”)	—	2,410,934	20.00%
Others	2,619,704	12,230,233

Total	45,334,219	214,184,740

The movement of the investments in equity method companies is as follows:

			Share of profit /
			(loss) on	Amortization of		Transferred
	Balances at		affiliated	identifiable		out due to	Balances at
	December 31,		companies	intangible assets,	Other equity	consolidation	December 31,
	2008	Investments	investments	net of tax	movement	(Note 6)	2009
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Orient Youth	117	—	(20)	—	—	—	97
Shanda Family	3,065	—	177	—	—	—	3,242
Sunray	4,570	—	(4,570)	—	—	—	—
Jinjiang	9,108	—	(332)	—	—	—	8,776
Xunshi	7,500	—	(4,662)	(615)	—	—	2,223
Zhongcheng	6,069	5,731	(11,800)	—	—	—	—
Caiqu	4,000	15,000	(459)	—	—	(18,541)	—
Anipark	3,910	—	2,192	—	649	—	6,751
Huaian Shibo	3,800	—	—	(145)	—	—	3,655
Weilai	3,333	11,667	(15,000)	—	—	—	—
Aodian	2,000	—	(1,376)	—	—	—	624
Shengguang	1,332	—	(418)	—	—	—	914
Guangyu	—	2,000	—	—	—	—	2,000
Gewa	—	2,000	(117)	—	—	—	1,883
Yunduan	—	2,550	—	—	—	—	2,550
King-Dian	—	10,000	—	—	—	—	10,000
Others	2,408	11,105	(11,975)	(1,425)	2,506	—	2,619

Total	51,212	60,053	(48,360)	(2,185)	3,155	(18,541)	45,334

			Share of profit /
			(loss) on	Amortization of		Transferred
	Balances at		affiliated	identifiable		out due to	Balances at
	December 31,		companies	intangible assets,	Other equity	consolidation	December 31,
	2009	Investments	investments	net of tax	movement	(Note 6)	2010
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Orient Youth	97	—	(51)	—	—	—	46
Shanda Family	3,242	—	275	—	—	—	3,517
Jinjiang	8,776	—	4,025	—	—	—	12,801
Xunshi	2,223	—	(1,672)	—	—	—	551
Anipark	6,751	—	(3,849)	—	122	—	3,024
Huaian Shibo	3,655	—	(380)	—	—	—	3,275
Aodian	624	—	(370)	—	—	—	254
Shengguang	914	—	(233)	—	—	—	681
Guangyu	2,000	—	(742)	—	—	(1,258)	—
Gewa	1,883	1,000	(614)	—	—	—	2,269
Yunduan	2,550	2,000	(510)	—	—	—	4,040
King-Dian	10,000	—	(154)	—	—	—	9,846
Miusike	—	15,000	(418)	—	—	—	14,582
Jietong	—	27,000	(242)	—	—	—	26,758
Wende	—	17,754	(111)	—	—	—	17,643
Soushi	—	25,000	—	—	—	—	25,000
Ledong	—	22,000	—	—	—	—	22,000
Yicheng	—	8,000	(158)	—	—	—	7,842
Awata	—	5,000	—	—	—	—	5,000
Maishi	—	4,800	429	—	—	—	5,229
Lantian	—	3,000	(134)	—	—	—	2,866
Hailan	—	4,000	(339)	—	—	—	3,661
Jimu	—	5,000	—	—	—	—	5,000
Chuangye Weilai	—	10,000	(435)	—	—	—	9,565
Juling	—	4,000	—	—	—	—	4,000
Xuecheng	—	3,000	(170)	—	—	—	2,830
Wanglian	—	2,500	31	—	—	—	2,531
Fanghezi	—	3,000	(471)	—	—	—	2,529
Shimai	—	3,000	(797)	—	—	—	2,203
Sheshou	—	2,500	(89)	—	—	—	2,411
Others	2,619	12,006	(1,814)	—	—	(580)	12,231

Total	45,334	179,560	(8,993)	—	122	(1,838)	214,185

Investments accounted for under the cost method
In October 2008, the Group acquired a 1.24% stake in Shanghai Institute of Visual of Art of Fudan University (“SIVA”), a college in Shanghai, China, for a consideration of RMB10 million. The Group accounted for the RMB10 million using the cost method of accounting.
In October 2010, the Company, through one of its subsidiaries, acquired certain series B-1 preferred shares of an internet company for a consideration of US$2.0 million (equivalent to RMB13,303,007). The Company’s investment represents less than 20% of the investee’s equity interests, on an as converted basis. The preferred shares are convertible, non-redeemable and with a liquidation preference. As the liquidation preference is substantive and not available to common shares, the preferred shares are not in substance common shares and equity accounting would not applicable. Additionally the preferred shares are non-redeemable and therefore they are not debt securities. Accordingly, the Group has accounted for this investment under cost method.